Non-Controlling Interest in Consolidated Subsidiaries (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 3,857		$ 75,197	$ 72,516
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			72,128	69,692
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			$ 3,069	$ 2,824

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3